UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     October 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $101,072 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1353    68747 SH       SOLE                        0    68747        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1652    47555 SH       SOLE                        0    47555        0
APPLE INC                      COM              037833100     5609    30261 SH       SOLE                        0    30261        0
ARCSIGHT INC                   COM              039666102     1789    74325 SH       SOLE                        0    74325        0
BJS RESTAURANTS INC            COM              09180C106     1708   113925 SH       SOLE                        0   113925        0
BROADCOM CORP                  CL A             111320107     3586   116854 SH       SOLE                        0   116854        0
CAVIUM NETWORKS INC            COM              14965A101     3026   140955 SH       SOLE                        0   140955        0
CELGENE CORP                   COM              151020104     3261    58344 SH       SOLE                        0    58344        0
CHICOS FAS INC                 COM              168615102      221    17000 SH       SOLE                        0    17000        0
CIENA CORP                     COM NEW          171779309      244    15000 SH       SOLE                        0    15000        0
CISCO SYS INC                  COM              17275R102     2595   110254 SH       SOLE                        0   110254        0
CLEAN ENERGY FUELS CORP        COM              184499101      187    13000 SH       SOLE                        0    13000        0
COACH INC                      COM              189754104     2549    77435 SH       SOLE                        0    77435        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5142   133039 SH       SOLE                        0   133039        0
FIRST SOLAR INC                COM              336433107     3169    20734 SH       SOLE                        0    20734        0
FOSTER WHEELER AG              COM              H27178104     2305    72240 SH       SOLE                        0    72240        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2667    38870 SH       SOLE                        0    38870        0
GENOPTIX INC                   COM              37243V100     2453    70540 SH       SOLE                        0    70540        0
GILEAD SCIENCES INC            COM              375558103     5767   124028 SH       SOLE                        0   124028        0
GOOGLE INC                     CL A             38259P508     3834     7732 SH       SOLE                        0     7732        0
HARBIN ELECTRIC INC            COM              41145W109      171    10150 SH       SOLE                        0    10150        0
ILLUMINA INC                   COM              452327109     4322   101690 SH       SOLE                        0   101690        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     5744    21904 SH       SOLE                        0    21904        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1796    39085 SH       SOLE                        0    39085        0
LULULEMON ATHLETICA INC        COM              550021109     1775    78010 SH       SOLE                        0    78010        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2610    79960 SH       SOLE                        0    79960        0
NETAPP INC                     COM              64110D104     3500   131203 SH       SOLE                        0   131203        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1966    24435 SH       SOLE                        0    24435        0
POWER INTEGRATIONS INC         COM              739276103     2146    64385 SH       SOLE                        0    64385        0
QUALCOMM INC                   COM              747525103     2992    66526 SH       SOLE                        0    66526        0
QUANTA SVCS INC                COM              74762E102     2342   105845 SH       SOLE                        0   105845        0
STARBUCKS CORP                 COM              855244109     2538   122916 SH       SOLE                        0   122916        0
SUNPOWER CORP                  COM CL A         867652109     1146    38340 SH       SOLE                        0    38340        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1620    58100 SH       SOLE                        0    58100        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2947    60160 SH       SOLE                        0    60160        0
VISTAPRINT N V                 SHS              N93540107     4914    96827 SH       SOLE                        0    96827        0
VMWARE INC                     CL A COM         928563402     2917    72620 SH       SOLE                        0    72620        0
ZOLTEK COS INC                 COM              98975W104      683    65020 SH       SOLE                        0    65020        0
ZUMIEZ INC                     COM              989817101     1826   111254 SH       SOLE                        0   111254        0